Business Acquisitions (Details) - Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net Loss, Assuming the Acquisitions - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net Loss, Assuming the Acquisitions [Abstract]
Revenue	$ 4,723,308	$ 18,438,565	$ 18,716,433
Net loss	$ (1,488,111)	$ (14,840,964)	$ (2,564,788)